Consolidated Statements of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue from ordinary activities arising from contracts with customers	S/ 4,301,475	S/ 4,405,124	S/ 4,141,398
Cost
Cost of sales and services	(3,605,907)	(3,905,604)	(3,664,692)
Gross profit	695,568	499,520	476,706
Administrative expenses	(219,370)	(214,487)	(243,204)
Other income and expenses	13,705	(290,614)	(4,477)
Operating profit (loss)	489,903	(5,581)	229,025
Financial expenses	(190,044)	(156,474)	(196,415)
Financial income	31,300	15,454	2,646
Interest for present value of financial asset or liability	2,576	(86,014)	(63,032)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	3,011	1,907	(861)
(Loss) profit before income tax	336,746	(230,708)	(28,637)
Income tax expense	(195,625)	(131,346)	(46,405)
(Loss) profit from continuing operations	141,121	(362,054)	(75,042)
Loss from discontinued operation			(26,774)
(Loss) profit for the year	141,121	(362,054)	(101,816)
(Loss) profit attributable to:
Owners of the Company	84,599	(451,151)	(141,770)
Non-controlling interest	56,522	89,097	39,954
(Loss) profit attributable, total	S/ 141,121	S/ (362,054)	S/ (101,816)
(Loss) profit per share attributable to owners of the Company during the year (in Nuevos Soles per share)	S/ 0.071	S/ (0.403)	S/ (0.163)
Diluted (loss) profit per share attributable to owners of the Company during the year (in Nuevos Soles per share)	0.062	(0.377)	(0.142)
(Loss) profit per share from continuing operations attributable to owners of the Company during the year (in Nuevos Soles per share)	0.071	(0.403)	(0.132)
Diluted (loss) profit per share from continuing operations attributable to owners of the Company during the year (in Nuevos Soles per share)	S/ 0.062	S/ (0.377)	S/ (0.115)
Revenue from Construction Activities
Revenue
Total revenue from ordinary activities arising from contracts with customers	S/ 2,443,984	S/ 2,451,067	S/ 2,467,477
Revenue from Services Provided
Revenue
Total revenue from ordinary activities arising from contracts with customers	1,103,323	1,104,900	1,094,439
Revenue from Real Estate and Sale of Goods
Revenue
Total revenue from ordinary activities arising from contracts with customers	754,168	849,157	579,482
Cost of Construction Activities
Cost
Cost of sales and services	(2,176,767)	(2,465,279)	(2,373,482)
Cost of Services Provided
Cost
Cost of sales and services	(842,531)	(874,187)	(836,726)
Cost of Real Estate and Sale of Goods
Cost
Cost of sales and services	S/ (586,609)	S/ (566,138)	S/ (454,484)